Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income (loss)	$ (2,758,567)	$ (1,307,890)	$ 3,334,043
Items not involving cash:
Amortization	1,573,091	898,705	384,827
Write-off of inventory	117,403	114,066	62,402
Gain on sale of property, plant and equipment	8,389	0	0
Share-based expense	133,645	423,538	345,498
Bad debts (recovery)	2,000	0	(20,206)
Gain on revaluation of derivative warrant liability	(658,626)	0	0
Unrealized foreign exchange gain	(26,409)	(100)	(1,669)
Cash flows from (used in) operations before changes in working capital	(1,609,074)	128,319	4,104,895
Changes in non-cash working capital
Accounts receivable	(273,350)	1,288,904	(580,122)
Prepaid expenses	1,249	(66,112)	13,631
Inventory	(182,655)	(2,178,694)	213,283
Accounts payable and accrued liabilities	332,076	(754,343)	262,725
Income tax payable	(91,566)	20,225	(395,398)
Changes in non-cash working capital	(214,246)	(1,690,020)	(485,881)
Cash Provided by (Used in) Operating Activities	(1,823,320)	(1,561,701)	3,619,014
Investing Activities
Proceeds from disposition of property, plant and equipment	27,704	0	0
Acquisition of property, plant and equipment	(131,382)	(1,713,875)	(428,954)
Deposit on intangible assets	(127,643)	0	0
Acquisition of intangible assets	(169,973)	0	0
Cash Used in Investing Activities	(401,294)	(1,713,875)	(428,954)
Financing Activities
Issue of common shares, net of share issue costs	4,589,849	0	0
Exercise of options	55,000	0	0
Lease liability payments	(104,493)	(93,711)	(19,737)
Cash Provided by (Used in) Financing Activities	4,540,356	(93,711)	(19,737)
Foreign Exchange Effect on Cash	12,673	100	1,669
Inflow (Outflow) of Cash and Cash Equivalents	2,328,415	(3,369,187)	3,171,992
Cash and Cash Equivalents, Beginning of Year	1,049,049	4,418,236	1,246,244
Cash and Cash Equivalents, End of Year	$ 3,377,464	$ 1,049,049	$ 4,418,236